Other Payables - Additional information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Average credit period, payables		30
Bottom of range [member]
Statements [Line Items]
Average credit period, payables	7
Interest rate	0.00%	0.00%
Top of range [member]
Statements [Line Items]
Average credit period, payables	60
Interest rate	18.00%	15.00%